LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	6 Months Ended
Jun. 30, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long-Term Debt
Others:

	Interest
	June 30,	June 30,	December 31,
	2019	2019	2018
Linkage terms:	%	Unaudited

U.S. dollar	5%	388	503
NIS - fix interest rate	5%	151	221

		539	724
Less - current maturities (trade payables)		(423)	(416)

		116	308

Schedule of Maturities of Long-Term Debt (Including Capital Lease)	Minimum future payments at June 30, 2019 due under the long-term debt are as follows:
Long-term loan

First year	423
Second year	116

539